RELATED PARTY TRANSACTION (Details) (USD $)	Jun. 30, 2014
RELATED PARTY TRANSACTION:
Expenses which were paid directly by and owed to an officer of the Company,	$ 191,077
Accrued liabilities and accrued interest-related parties balance	2,000
Accrued interest.	$ 271